OTHER PAYABLES AND ACCRUALS	12 Months Ended
Dec. 31, 2018
OTHER PAYABLES AND ACCRUALS
OTHER PAYABLES AND ACCRUALS

19. OTHER PAYABLES AND ACCRUALS

	As of
	December 31,	December 31,
	2017	2018
	RMB	RMB
Accrued advertising expenses	429,658	407,557
Deposits(i)	196,089	207,076
Accrued professional services and other expenses	40,932	129,203
Accrued salaries and benefits	143,777	185,597
Tax payables	50,637	102,324
Interest payable	4,610	61,434
Advance from customer	12,551	9,704
Others	49,135	94,405
	927,389	1,197,300

(i)  In order to participate the auction through the platforms, the participants are required to pay deposits to the Group. The deposits were interest free and have no fixed terms of repayment.